Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Non-capital tax loss carry-forwards	$ 18,450	$ 24,308
Interests in resource properties	(10,536)	(10,370)
Other assets	2,237	5,304
Other liabilities	(3,760)	(9,948)
Net	6,391	9,294
Deferred income tax assets	16,694	16,647
Deferred income tax liabilities	(10,303)	(7,353)
Net	$ 6,391	$ 9,294